Related Party Transactions (Details) - USD ($)				1 Months Ended		12 Months Ended
		Sep. 09, 2020	Mar. 13, 2020	Apr. 17, 2020	Sep. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Apr. 27, 2018
Related Party Transactions (Details) [Line Items]
Amount due						$ 373,268	$ 105,744
Long-term loan to related party							315,173
Interest expense						146,723
Outstanding accrued interest						150,000
Long-term loan to related party [Member]
Related Party Transactions (Details) [Line Items]
Long-term loan to related party							300,000
Interest expense						579,039	293,827
Guardforce Limited – Rental [Member]
Related Party Transactions (Details) [Line Items]
Amount due						80,000
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Amount due	[1]					346,152
Advance to suppliers						187,665
Commission receivable						158,487
Long Top Limited [Member]
Related Party Transactions (Details) [Line Items]
Interest rate								3.00%
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) [Line Items]
Advances made						99,998
Accrued interests						$ 56,784
Agreement description		the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the year ended December 31, 2020, interest expense on this loan was $2,757.		the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the year ended December 31, 2020, interest expense on this loan was $34,187.			the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2020, the Company repaid $507,998 to partially settle the principal. The loan was extended to December 22, 2022 bearing interest rate at 2%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $19,840 and $123, respectively.
Mr. Tu Jing Yi [Member]
Related Party Transactions (Details) [Line Items]
Agreement description					the Company entered into an agreement with Mr. Tu Jingyi whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest at 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 with an interest rate at 1.5%. For the years ended December 31, 2020 and 2019, interest expense on this loan was $35,933 and approximately $38,000, respectively.
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) [Line Items]
Agreement description							the loan from Profit Raider Investment Limited (“Profit Raider”) was presented as short-term borrowings from a third party (Note 13). On March 11, 2020, the Company entered into a second supplemental agreement to the loan agreement with Profit Raider Investment Limited, to extend the due date of the loan to December 31, 2020. The outstanding principal amount due was $13,508,009 and the amount of interest accrued on the loan, calculated up to December 31, 2020 was $1,136,664.
Transfer of ordinary shares (in Shares)			5,000,000

[1]	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited is comprised of $187,665 advance to suppliers for the purchase of robots and $158,487 commissions receivable.